TAXES PAYABLE (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Taxes Payable [Abstract]
Accrued tax liabilities	$ 8,744,563	$ 6,812,280
Maximum potential contingent loss related to interest and penalties	$ 3,700,000